Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended						12 Months Ended
	May 08, 2020	Mar. 16, 2020	Jun. 25, 2020	Apr. 19, 2020	Sep. 30, 2019	Jan. 31, 2019	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 06, 2020
Equity (Textual)
Placement agent fees									$ 1,315	$ 900	$ 1,525
Warrants to purchase shares			2,000,000
Exercised warrants			4,675,000
Description of warrants rights									During 2020, the Company issued 11 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018 and 54 thousand fully vested RSUs were granted to an officer, See also Note 11A. During 2020, 6,675 thousand warrants, issued in March- June 2020, were exercised into 56,366 thousand ordinary shares. Subsequently, an amount of USD 23,780 thousand was recorded to share premium against receipts on accounts of warrants. During 2020 the Company acquired 100% of FameWave Ltd for the equity details, See Note 5B.	During 2019, the Company issued 97 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018. See also Note 11A. During 2019, 29 thousand warrants, issued in July 2017, were exercised into 29 thousand shares for a consideration of USD 43 thousand. Subsequently, an amount of USD 42 thousand was recorded to share premium against receipts on accounts of warrants.	During 2018, 343 thousand warrants, issued in July 2017, were exercised into 343 thousand shares for a consideration of USD 515 thousand. In addition, 484 thousand warrants, issued in July 2017, were exercised into 264 thousand shares on a cashless exercise, and an amount of USD 1,618 thousand was recorded to share premium against derivative liabilities. During 2018, the Company issued 121 thousand ordinary shares on account of vested RSUs granted in 2017. See also Note 11A.
Company issued securities, description									The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.
Finance expenses								$ 160
Share premium									$ 118,909	$ 46,986
Ordinary share capital												1,000,000,000
Warrants [Member]
Equity (Textual)
Warrants fair value					$ 661
Public Offering [Member]
Equity (Textual)
Warrants fair value					$ 1,273
ADS [Member]
Equity (Textual)
Public offering issued value	$ 559	$ 241	$ 1,199	$ 315
Warrant exercise price	$ 5	$ 3.75	$ 11.25	$ 4.0625
Warrants to purchase shares	175,000	140,000	194,443	140,000
Term of warrants	5 years		5 years
Terminate date		Mar. 12, 2025
ADS [Member] | Private Placements [Member]
Equity (Textual)
Warrant exercise price				$ 3.25
Warrants to purchase shares				2,200,000
Term of warrants				5 years
ADS [Member] | Public Offering [Member]
Equity (Textual)
Company funds raised	$ 10,000	$ 6,000	$ 35,000	$ 6,500		$ 6,000	$ 8,100	$ 8,100
Placement agent fees	8,400	4,600	$ 30,700	5,400		$ 5,100	$ 7,400
Public offering issued by securities									129,861
Public offering issued value	$ 9,157	$ 1,806		$ 5,283
Public offering price per unit	$ 4	$ 0.001	$ 9
Warrant exercise price	$ 4	$ 3.25	$ 9	$ 3.25
Warrants to purchase shares	2,500,000	2,000,000	1,944,444	2,000,000
Pre-funded warrants		1,038,000
Term of warrants	5 years 6 months	5 years	5 years	5 years 6 months
Description of warrants rights						In this registered direct offering, the Company issued 342,857 ADSs and, in a concurrent private placement, 257,143 non-listed warrants to purchase 257,143 ADSs. Each non-listed warrant is exercisable until July 15, 2024 at an exercise price of USD 20.00 per ADS.	In this registered direct offering, the Company issued 326,000 ADSs and, in a concurrent private placement, 163,000 non-listed warrants to purchase 163,000 ADSs. Each non-listed warrant is exercisable until December 5, 2023 at an exercise price of USD 28. 0 per ADS. The ADS’s issued were recorded in equity in an amount of USD 4,276 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability in the amount of USD 3,467 thousand. Issuance expenses related to the warrants, in the amount of USD 301 thousand were recorded to finance expenses.
Company issued securities, description						The ADSs issued were recorded in equity in an amount of USD 2,200 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 3,406 thousand. Issuance expenses related to the warrants, in the amount of USD 515 thousand were recorded to finance expense.
Issue of equity	$ 709	$ 1,674	$ 19,201	$ 3,170		$ 298
Finance expenses						169
Share premium						$ 129
Warrants fair value	$ 16,403	$ 2,520	$ 11,472	$ 10,982
Number of non-tradable warrants	2,500,000	962,000	3,888,889	2,000,000